Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Commitments And Contingencies
Rent expense under operating leases	$ 4,400,000	$ 4,800,000	$ 4,100,000
Service taxes paid	10,100,000
Accrued additional service tax	1,800,000
Total service taxes	11,900,000
Long-term other receivable	$ 11,875,000	$ 15,799,000